One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
August 12, 2020	MARK PERLOW mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Causeway Capital Management Trust (the “Registrant”)

(File Nos. 333-67552 and 811-10467)

Ladies and Gentlemen:

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 52 (“PEA 52”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 52 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 52 is being filed to add Causeway Concentrated Equity Fund as an additional series of the Registrant.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow
Mark D. Perlow

Attachments